Net Loss Per Share Attributable to Common Shareholders - Computation of the Basic and Diluted Net Loss Per Share Attributable to Common Shareholders (Detail) - USD ($)
$ / shares in Units, $ in Thousands
	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Net loss	$ (13,950)	$ (8,292)	$ (47,995)	$ (33,176)	$ (46,447)	$ (42,831)
Fair value adjustments to redemption value for Series E-1 convertible preferred stock options		(4)	(964)	(2)	102	135
Net loss attributable to common shareholders, basic and diluted	$ (13,950)	$ (8,296)	$ (48,959)	$ (33,178)	$ (46,345)	$ (42,696)
Weighted-average shares used in computing net loss per share	124,285,686	12,620,010	50,552,389	12,430,535	12,629,778	12,196,998
Net loss per share attributable to common shareholders, basic and diluted	$ (0.11)	$ (0.66)	$ (0.97)	$ (2.67)	$ (3.67)	$ (3.50)
Series E-1 Convertible Preferred Stock
Fair value adjustments to redemption value for Series E-1 convertible preferred stock options		$ (4)	$ (964)	$ (2)	$ 102	$ 135